Financial Instruments - Schedule of Aging of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Gross	€ 114,109	€ 91,809	€ 79,320
Allowance	591	358	192
Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	88,530	69,771	66,016
Past due 0-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	9,448	12,027	7,569
Past due 31-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	13,111	7,329	3,589
Allowance	39	8	20
Past due 120 days-1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	2,295	2,358	1,797
Allowance	223	234	111
More than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross	725	324	349
Allowance	€ 329	€ 116	€ 61